Liberty Large Company Focus Fund Class A
                         a series of Liberty-Stein Roe Funds Investment Trust
                           Supplement to August 1, 2000 Prospectus
                                               ------------------------


Effective  September  25, 2000,  the Fund changed its name to the Liberty  Focus
Fund.

This Supplement is dated September 25, 2000.

744-36/957C-0900

                                          Stein Roe Large Company Focus Fund
                        a series of Liberty-Stein Roe Funds Investment Trust

Supplement to February 1, 2000 Prospectus
                                               ------------------------


Effective  September 25, 2000,  the Fund changed its name to the Stein Roe Focus
 Fund.

This Supplement is dated September 25, 2000.

S21-36/719C-0800

September 25, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Liberty-Stein Roe Investment Trust (the "Trust")
Stein Roe Large Company Focus Fund
(the "Fund")
File Nos. 811-4978 and 33-11351


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR are prospectus supplements dated September 25, 2000, which are now being used in connection with the public offering and sale of shares of the Fund. Please be advised that the Fund's Prospectus, Statement of Additional Information and Annual Report (each of which was filed via EDGAR) have not been revised since the date of the last filing.

Sincerely,

Liberty-Stein Roe Funds Investment Trust

/s/Russell Kane
Russell Kane
Assistant Secretary

Enclosures